UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07471




Matthew 25 Fund, Inc.
(Exact name of registrant as specified in charter)




607 West Avenue
Jenkintown, PA  19046
(Address of principal executive offices)




Mark Mulholland
607 West Avenue
Jenkintown, PA  19046
(Name and address of agent for service)




Registrant's telephone number, including area code: (215) 884-4458


Date of fiscal year end: December 31

Date of reporting period: June 30, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.




Item 1.  Reports to Stockholders.





MATTHEW 25 FUND, INC


SEMI-ANNUAL REPORT

June 30, 2004










Matthew 25 Fund, Inc.
607 West Avenue
Jenkintown, PA  19046
1-888-M25-FUND

Fund Symbol: MXXVX
Website: www.matthew25fund.com







This report is provided for the general information of Matthew 25 Fund shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund. Please read it carefully before you invest.





Dear Shareholders of Matthew 25 Fund, Inc.,

Our Fund was up 1.63% for the first six months of 2004. From its inception on 10/16/95 through 6/30/04 our Fund has gained 229.70%. This is a compounded annual growth rate of 14.66%. In March of this year I wrote to you about the importance of corporate earnings and evaluating how well management utilizes the company's earnings for the benefit of the owners (shareholders). In this letter I will explain how I evaluate the allocation of net income. The following list, although not comprehensive, includes most of the options that a business has with respect to use of its earnings:

	1)	Retain the earnings in the business and
		a) 	accumulate cash or investments.
		b)	fund inventory or receivables.
		c)	pay current or long-term liabilities (debt).
		d)	invest in long-term assets (plant & equipment).
		e)	enter a new business or industry.
		f)	acquire another company.

	2)	Pay the earnings to the shareholders - dividend.

	3)	Buyback stock.

Retaining earnings is usually a sound choice for a business that is either growing or sees investment opportunities within or without its operations. Regardless of how the retained earnings are utilized there is a simple test that should be applied to this capital. You may use a three year period but this new money, within the company, should be generating additional earnings. These increased earnings when divided by the amount of money that was kept should be providing a rate of return of 12% or greater. This is a hurdle that the board of directors should apply to all earnings that are not directly returned to the business owners or shareholders. When a company does not meet the 12% return on retained earnings then directors and management should give greater emphasis to paying the money to the owners.

The two ways for a public corporation to return earnings to shareholders is directly through dividends or indirectly through a stock buyback. Dividends have been on the increase for many public corporations since the reduction in the maximum tax rate on dividends to 15%. Dividends are always welcomed and are an obvious benefit to the owners. On the other hand, investors often underestimate the value of stock buybacks because the benefits are opaque unless you pay attention to the company's financial statements. Let me give you an example:

			Company X in 2004
				-Its net income is $100 million.
				-It has 100 million shares outstanding.
				-Earnings Per Share (EPS) are $1.
				-Stock price is $14 or a fourteen PE Ratio.
				-Company X uses 1/2 of income to buyback shares. -Net Income grows 6% per year.

In this example after 5 years of buying stock it would have the following numbers:

			Company X in 2009
				-Its net income is $134 million.
				-It now has 82.45 million shares outstanding. -Earnings Per Share (EPS) are now $1.62. -Stock price is $22.72 at a fourteen PE Ratio.

In this example if company X had not done this stock buyback its EPS would have been $1.34 so the stock buyback increased the intrinsic value per share by an additional 21%. In other words, a very average company growing at 6% per year was able to increase the company's fair value by over 10% a year during these five years.

Now I would like to go from the theoretical to the empirical. One of our investments that has been excellent in managing its earnings and capital is Polaris Industries. Polaris is a manufacturer of durable goods, which makes its performance even more impressive. Very often such manufacturers need to retain most of their earnings to reinvest in plant and equipment just to stay even with competition and may not necessarily help to grow its earnings.
Polaris has consistently increased its EPS and provided a Return on Capital of over 30% for many years. This return has been achieved with very little use of debt. I applied the simple test, described above, on Polaris' Retained Earnings over the past three years and you will notice the company has been very balanced about what it keeps and what it pays to its shareholders. Over this same period Polaris stock gained 85%, while providing an average dividend yield of 1.9%.

	Polaris' Retained Earnings Test for the years 2001 to 2003.

		Cumulative Net Income			$ 305.9m (million)
		Net Stock Buyback			$ 114.0m
		Cumulative Dividends			$  74.8m
		Cumulative Retained Earnings 		$ 117.1m

		Earnings in 2000			$   82.8m
		Earnings in 2003			$  110.9m
		Increase in Earnings			$   28.1m

		Rate of Return on past
		three years retained earnings	    	     24%

The following list will show the dividend yields followed by a brief summary about how well the rest of our companies allocate their earnings:


Company		Dividend Yield	Strategy for Earnings
A.C. Moore      0.00%           Business is in growth stage. During the past 3
                                years retained $52.7m. Has increased income by $10.7m in this time. That is a 20.3% rate of return

Advanta         1.72%           Pays around 25% of its earnings.  Could payout
                                half of its earnings and still maintain high quality growth of its portfolio. Earnings and dividends should grow.

Farmer Mac      0.00%           Business has high growth potential, but has been
                                delayed. Company is retaining too much capital.
                                Should be buying back stock. Still in 3 years income has grown $16.8m on $59.5m Retained
                                Earnings (RE) for a 28.2% return. This is a great business.

Alexander & Baldwin  2.69%      Mature solid business with substantial real
                                estate holdings. Should pay majority of earnings to its owners. Has retained $95.2m during the past 3 years and has only increased earnings by $2.7m for a 2.8% return. Company has some great assets but management has not allocated well.

Black & Decker  1.35%           Very good record of giving earnings to
                                shareholders mostly through stock buybacks.
                                Raised its dividend 75%. Three years RE of $526.2m has helped to increase income $79.7m.
                                This is a 15.15% return.

Boykin Lodging  0.00%           Stock is an asset play.  When earnings improve
                                will pay dividends. As a hotel REIT has to payout 90% of earnings.

Berkshire Hathaway  0.00%       RE of $13.2b during the past 3 years, while
                                income has increased $4.8billion. Return on this capital of 36.45%.

Comcast         0.00%           Real profits are projected to begin this year.
                                We will see how well it's allocated.

El Paso         2.03%           This is another asset play.  Company is selling
                                assets to pay debt. Earnings and dividends should grow.

MBIA            1.71%           Retained $1.293b in earnings but has increased
                                income $312m from 3 years ago for a 24.1% rate of return.

PG&E Preferred A   6.67%
PG&E Preferred G   6.69%        Dividends are on regular payout now.  Will leave
                                until yield goes to 6% or less.

Willow Grove Bank  2.50%        This bank can't be evaluated on earnings for
                                past 3 years due to large capital influx in '02 from going fully public. Looking to buyback shares and has been very generous with dividends.


I hope this gives you a different look at our portfolio. Part of my search and research is for companies that earn money and then show an ability to allocate their earnings for the benefit of their shareholders. When a company does this well and its price is right then it could stay in our portfolio for a long time. Very often it is these stocks that prove to be solid wealth generators. I am very happy with our current portfolio of investments and I am very grateful that you allow us to work for you.


							Sincerely,



							Mark Mulholland
							President
							7/21/04




Except for any historical information, the matters discussed in this letter contain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933 and Section 21E of the Securities Exchange Act of 1934. These forward-looking statements involve risks and uncertainties, including activities, events or developments that the Advisor expects, believes or anticipates will or may occur in the future. A number of factors could cause actual results to differ from those indicated in the forward-looking statements. Such statements are subject to a number of assumptions, risks and uncertainties. Readers are cautioned that such statements are not guarantees of future performance and that actual results may differ materially from those set forth in the forward-looking statements. The Advisor undertakes no obligation to publicly update or revise forward-looking statements whether as a result of new information or otherwise.


MATTHEW 25 FUND, INC.
PERFORMANCE SUMMARY

The graph below represents the changes in value for an initial $10,000 investment in the Matthew 25 Fund from its inception, October 16, 1995 to years ending 1995 through 2003, and the six months ended 6/30/04. These changes are then compared to a $10,000 investment in the Value Line Index, which is an index comprised of 1,665 stocks, for the same period. Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.



(GRAPHIC OMITTED)



Date:                Value Line Index          Matthew 25 Fund

Inception
10/16/95             $10,000                   $10,000

Year ended
12/31/95              10,287                    10,320

Year ended
12/31/96              12,322                    12,248

Year ended
12/31/97              15,827                    17,104

Year ended
12/31/98              16,748                    21,539

Year ended
12/31/99              18,517                    21,772

Year ended
12/31/00              20,304                    22,560

Year ended
12/31/01              22,513                    24,971

Year ended
12/31/02              18,661                    24,554

Year ended
12/31/03              27,628                    32,441

6 Months ended
6/30/04		     29,446 			32,970


Return:                Value Line Index          Matthew 25 Fund

76
Days
12/31/1995              2.87%                     3.20%

Annual
Return
12/31/1996             19.78%                    18.68%

Annual
Return
12/31/1997             28.45%                    39.65%

Annual
Return
12/31/1998              5.82%                    25.93%

Annual
Return
12/31/1999             10.56%                     1.08%

Annual
Return
12/31/2000              9.65%                     3.62%

Annual
Return
12/31/2001             10.88%                    10.69%

Annual
Return
12/31/2002            (17.11)%                   (1.67)%

Annual
Return
12/31/2003             48.05%                     32.12%

Six
Months
6/30/04		        6.58%			   1.63%



Return:                Value Line Index          Matthew 25 Fund
One year
6/30/03-6/30/04		33.44%			   24.42%

Three year
6/30/01-6/30/04		 9.24%			   10.81%

Five year
6/30/99-6/30/04		 9.27%			   7.53%

Since Inception
10/16/95-6/30/04	13.18%			  14.66%




MATTHEW 25 FUND, INC.
SCHEDULE OF INVESTMENTS IN SECURITIES
JUNE 30, 2004
(unaudited)


                               Number of Shares   Historical Cost     Value
COMMON STOCKS  --  95.33%


BANKS & FINANCE  --  11.30%
Advanta Corporation, Class A      218,300        $ 2,089,929        $ 2,822,619
Willow Grove Bancorp, Inc.        164,405            728,531          2,974,800
Ameritrade, Inc.*                  26,500            308,823            300,775
                                                   ----------        ----------
                                                   3,112,994          7,716,930


BROADCAST & CABLE TV  --  2.49%
Comcast Corp. New Class A *        60,618          1,502,339          1,703,366
                                                  -----------        ----------
                                                   1,502,339          1,703,366



CONGLOMERATE  --  3.91%
Berkshire Hathaway, Class A*          30           1,546,048          2,668,500
                                                  -----------        ----------
                                                   1,546,048          2,668,500



DATA PROCESSING  --  5.22%
First Data Corp                    80,000          2,758,485          3,561,600
                                                  ----------         ----------
                                                   2,758,485          3,561,600



GSE-MORTGAGE SECURITIES  --  14.72%
Federal Agricultural
Mortgage Corp.*                   415,000         11,152,977          9,930,950
Federal Agricultural
Mortgage Corp.Cl. A*                6,500            164,832            122,915
                                                  -----------        ----------
                                                  11,317,809         10,053,865


HOTEL REIT  --  4.48%
Boykin Lodging*                   400,000          3,437,785          3,060,000
                                                  -----------        ----------
                                                   3,437,785          3,060,000


INSURANCE  --  12.42%
MBIA, Inc.                        148,500          6,406,882          8,482,320
                                                  -----------        ----------
                                                   6,406,882          8,482,320


MANUFACTURING  --  26.64%
Polaris Industries, Inc.          300,000          7,281,430         14,400,000
Black & Decker, Inc.               61,000          2,421,589          3,789,930
                                                  -----------        ----------
                                                   9,038,166         15,607,712



The accompanying notes are an integral part of these financial statements.





MATTHEW 25 FUND, INC.
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
JUNE 30, 2004
(unaudited)
                               Number of Shares   Historical Cost     Value

RETAIL  --  4.75%
AC Moore, Inc.*                  62,500           $   789,389       $ 1,719,375
Auto Zone, Inc.*                 19,000             1,608,133         1,521,900
                                                   -----------       ----------
                                                    2,397,522         3,241,275


TRANSPORTATION  --  3.89%
Alexander & Baldwin              79,467             1,831,951         2,658,171
                                                   -----------       ----------
                                                    1,831,951         2,658,171

UTILITIES  --  5.51%
El Paso Corporation             477,500             3,444,462         3,762,700
                                                   -----------       ----------
                                                    3,444,462         3,762,700



TOTAL COMMON STOCKS                                47,459,296        65,098,657




PREFERRED STOCKS  --  4.30%
UTILITIES  --  4.30%
Pacific G&E Corp. 6% Pref        87,000             1,416,043         1,957,500
Pacific G&E Corp. 4.8% Pref      54,600               547,588           980,070
                                                   -----------       ----------
                                                    1,963,631         2,937,570


TOTAL PREFERRED STOCKS
                                                    1,963,631         2,937,570



TOTAL INVESTMENTS  --  99.63%                     $49,422,927       68,036,227
 Other Assets Less Liabilities  --  0.37%                              253,098
                                                                   -----------
NET ASSETS  100.00%                                                $68,289,325




*Non-income producing security during the year.



The accompanying notes are an integral part of these financial statements.



MATTHEW 25 FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
(unaudited)


ASSETS
 Investments in securities at value (cost $49,422,927)         $ 68,036,227
 Cash                                                               269,494

 Receivables:
  Dividends                                                          56,340
  Fund shares sold                                                   37,150
                                                                -----------
    TOTAL ASSETS                                                 68,399,211



LIABILITIES
  Payable for investment securities purchased                        90,833
  Accrued expenses                                                   19,053
                                                                -----------
    TOTAL LIABILITIES                                               109,886



NET ASSETS: (Equivalent to $14.96 per share based on            $68,289,325
4,564,503 shares of capital stock outstanding 100,000,000
shares authorized, $0.01 par value)                             ------------


COMPOSITION OF NET ASSETS

Shares of common stock                                          $    45,645
Additional paid-in capital                                       47,405,695
Net unrealized appreciation of investments                       18,613,300
Undistributed net investment income                                 570,477
Undistributed net realized gain on investments                    1,654,208
                                                               ------------

NET ASSETS                                                      $68,289,325



The accompanying notes are an integral part of these financial statements.



MATTHEW  25  FUND, INC.
STATEMENT   OF   OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004
(unaudited)


INVESTMENT INCOME:
 Dividends                                                      $  967,554
 Interest                                                            1,075

                                                                 ----------
    TOTAL INVESTMENT INCOME                                        968,629


EXPENSES:
 Audit                                                               7,013
 Bank fees                                                           2,160
 Custodian fees                                                      6,047
 Director's fees and expenses                                          320
 Insurance                                                          11,980
 Investment advisory fee (Note 2)                                  318,521
 IRA expense                                                         2,159
 Office supplies and expense                                        14,839
 Postage and printing                                                8,294
 Registration and compliance                                        14,129
 Shareholder reporting                                               3,816
 Software                                                            4,395
 State and local taxes                                               2,400
 Telephone                                                           2,079
                                                                 ----------


          TOTAL EXPENSES                                           398,152

                                                                 ----------

          NET INVESTMENT INCOME                                    570,477


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                1,654,208
  Net change in unrealized appreciation of investments            1,201,200
                                                                 -----------
  Net realized and unrealized gain on investments                   453,008


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $  1,023,485



The accompanying notes are an integral part of these financial statements.




MATTHEW 25 FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
                                           (unaudited)
                                        Six Months Ended       Year Ended
                                          June 30, 2004       Dec. 31, 2003
                                            --------            --------
INCREASE IN NET ASSETS FROM OPERATIONS:
 Net Investment income (loss)             $   570,477         $    (2,552)
 Net realized gain (loss) on investments    1,654,208           2,696,755
 Net change in unrealized appreciation
    on investments                         (1,201,200)         11,271,079
                                         --------------       --------------


NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:                  1,023,485          13,965,282



DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                             0                    0
 Excess of net investment income                   0              (45,052)
 Net realized gain on investments                  0           (2,695,051)


CAPITAL SHARE TRANSACTIONS (Note 5)        7,264,366            6,877,527
                                         -------------         ------------

TOTAL INCREASE                             8,287,851           18,102,706



NET ASSETS, BEGINNING OF PERIOD           60,001,474            41,898,768
                                         -------------         ------------

NET ASSETS, END OF PERIOD                $68,289,325           $60,001,474








MATTHEW 25 FUND, INC.
FINANCIAL HIGHLIGHTS AND RELATED RATIOS / SUPPLEMENTAL DATA
For a Share Outstanding Throughout the Year:

                          6/30/04 12/31/03 12/31/02  12/31/01  12/31/00 12/31/99
Net asset value,
  Beginning of period..... $14.72   $11.68   $11.97    $10.90    $10.55   $10.49

Income from investment
 operations Net investment
 income (loss)............    0.13    0.00      0.09      0.00    (0.01)  (0.03)

Net gains on investments
 both realized and
 unrealized...............    0.11    3.74     (0.29)     1.17     0.39    0.15
                              ----    ----     ------     ----     ----   -----

Total from investment
 operations...............    0.24    3.74     (0.20)     1.17     0.38    0.12

Less, dividends and
  distributions
 Dividends from net
  invest. income .........    0.00    0.00     (0.09)     0.00    (0.03)   0.00
 Distributions in excess
  of net investment income    0.00   (0.01)     0.00      0.00     0.00    0.00
 Distributions from
  realized gains..........    0.00   (0.69)     0.00     (0.10)    0.00   (0.06)
                              ----    -----     -----    ------    -----  -----
  Total dividends and
     distributions........    0.00   (0.70)    (0.09)    (0.10)   (0.03)  (0.06)


Net asset value,
  End of period...........  $14.96   $14.72   $11.68    $11.97   $10.90  $10.55

Total return..............   1.63%   32.12%    (1.67)%  10.69%     3.62%   1.08%

Net assets, end of period
  (000's omitted).........  $68,289 $60,001  $41,899  $35,621   $27,050  $25,402

Ratio of expenses, after
  expense reimbursement,
  to average net assets...  1.25%*   1.23%     1.24%    1.23%    1.22%     1.22%

Ratio of investment income,
  net to average assets...  1.79%*  (0.01)     0.85%    0.04%   (0.07)%  (0.24)%

Portfolio turnover rate...  6.43%   23.52%    38.68%   26.42%   30.80%   17.88%


*Annualized


The accompanying notes are an integral part of these financial statements.



MATTHEW 25 FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004
(unaudited)


NOTE 1 - Summary of Significant Accounting Policies
Nature of Operations
Matthew 25 Fund, Inc. ("the Fund") was incorporated on August 28, 1995 in Pennsylvania and commenced operations on October 16, 1995. The Fund is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940, and its shares are registered under the Securities Act of 1933. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in The United States of America.

Security Valuations
Equity securities are valued by using market quotations. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, an equity security is generally valued at its last bid price. When market quotations are not readily available, or when the Advisor determines that the market quotation does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities may be valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Federal Income Taxes
The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Distribution to Shareholders
The Fund intends to distribute to its shareholders substantially all of its net investment income, if any, and net realized capital gains, if any, at year end.

Other
The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - Investment Advisory Agreement and Other Related Transactions
The Fund has an investment advisory agreement with The Matthew 25 Management Corporation, (The Advisor) whereby The Advisor receives a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The Advisor has agreed to decrease the investment advisory fee or, if necessary, to reimburse the Fund if and to the extent that the Fund's aggregate annual operating expenses exceed 2.0% of the first $10,000,000 and 1.5% of the next $20,000,000.

MATTHEW 25 FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2004
(unaudited)

NOTE 2 - Investment Advisory Agreement and Other Related Transactions(Continued)

The management fee for the first six months of 2004, as computed pursuant to the investment advisory agreement, totaled $318,521.

Mr. Mark Mulholland is the sole director and officer of The Advisor and is also the President of the Fund. In addition, Mr. Mulholland is a broker at Boenning & Scattergood Inc. During the six months ended June 30, 2004, the Fund paid brokerage commissions of $43 to Boenning & Scattergood Inc. of which Mr. Mulholland received compensation totaling $0. Boenning & Scattergood Inc. is not otherwise associated with Matthew 25 Fund, Inc. or The Advisor and is not responsible for any of the investment advice rendered to the Fund by The Advisor or Mr. Mulholland.

NOTE 3 - Investments
For the six months ended June 30, 2004, purchases and sales of investment securities other than short-term investments aggregated $12,002,566 and $4,069,381 respectively. At June 30, 2004, the gross unrealized appreciation for all securities totaled $20,349,310 and the gross unrealized depreciation for all securities totaled $1,736 010 or a net unrealized appreciation of $18,613,300. The aggregate cost of securities for federal income tax purposes at June 30, 2004 was $49,422,927.

NOTE 4 - Capital Share Transactions
As of June 30, 2004, there were 100,000,000 shares of $.01 per value capital stock authorized. The total par value and paid-in capital totaled $47,451,340. Transactions in capital stock were as follows:

                              Six Months Ended                Year Ended
                               June 30, 2004              December 31, 2003

                            Shares         Amount        Shares         Amount
-------------------------------------------------------------------------------
Shares sold                639,091      $9,472,908       756,747     $9,676,482
Shares issued in
 reinvestment of
 dividends                       0               0       186,948      2,740,103
Shares redeemed           (149,636)     (2,208,542)     (456,995)    (5,539,058)
                         -----------    -----------     ----------   ----------
Net Increase               489,455      $7,264,366       486,700     $6,877,527



MATTHEW 25 FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)
JUNE 30, 2004


NOTE 5 - Federal Income Taxes
Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. As of June 30, 2004, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income            $    570,477
      Undistributed long-term capital gain     $  1,654,208
      Unrealized appreciation                  $ 18,613,300

The tax character of distributions paid during the years ended December 31, 2003 and 2002 are as follows:


                                                 2003           2002

      Ordinary income                        $         0     $  324,157
      Long-term capital gain                 $ 2,695,051     $        0
      Excess of net investment income        $    45,052     $        0


Reclassification: In accordance with SOP 93-2, the Fund has recorded a reclassification in the capital accounts. As of December 31, 2003, the Fund recorded permanent book/tax differences of $848 from net investment loss to Paid-in capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

NOTE 6 - Lease Commitments
In February 2003, the Fund entered into a 2-year lease for office space. The lease requires sixty days notice for termination. Rent expense was $6,735 for the six months ended June 30, 2004. Minimum lease payments over the course of the term of the lease are as follows:


              2004     $   11,400
              2005     $      950




ADDITIONAL INFORMATION

PROXY VOTING GUIDELINES
Matthew 25 Management Corp., the Fund's Advisor, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge, upon reuqest, by calling 1-888-M25-FUND.


B O A R D    O F   D I R E C T O R S   I N F O R M A T I O N
Matthew 25 Fund
June 30, 2004

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the
Fund are set forth below. The Fund's SAI includes additional infromation about the Fund's Directors, and is available without charge, by calling 1-888-M25-FUND. Each director may be contacted by writing to the director
c/o Matthew 25 Fund, 607 West Avenue, Jenkintown, PA  19046

INDEPENDENT DIRECTORS


Name/Age
Position with Fund    Term of Office and    Principle Occupation   Other
                      Length of Time Served During Last Five Years Directorships
-------------------------------------------------------------------------------
Philip J. Cinelli,D.O.
Age 44                1 year with election
Director              held annually         Physician in            Not a
                                            Family Practice         director for
                                                                    any other
                      He has been a Director                        public
                      since 7/8/1996                                companies




Samuel B. Clement
Age 46
Director              1 year with election
                      held annually         Stockbroker with        Not a
                                            Securities of America   director for
                      He has been a Director                        any other
                      since 7/8/1996                                public
                                                                    companies


Linda Guendelsberger
Age 44
Director              1 year with election
Secretary of Fund     held annually         CPA and Partner with    Not a
                                            Fishbein & Co.          director for
                      She has been a Director                       any other
                      since 7/8/1996                                public
                                                                    companies


Scott Satell
Age 41
Director              1 year with election
                      held annually          Manufacturer's         Not a
                                             Representative         director for
                      He has been a Director with BPI Ltd.          any other
                      since 7/8/1996                                public
                                                                    companies

INTERESTED DIRECTORS

Steven D. Buck, Esq.
Age 44
Director              1 year with election
                      held annually           Attorney and          Not a
                                              Shareholder           director for
                      He has been a Director  with Stevens          any other
                      since 7/8/1996          & Lee                 public
                                                                    companies

Mark Mulholland
Age 44
Director              1 year with election
President of Fund     held annually           President of Matthew  Not a
                                              25 Fund               director for
                      He has been a Director                        any other
                      since 7/8/1996          President of Matthew  public
                                              25 Management Corp.   companies

                                              Stockbroker with
                                              Boenning & Scattergood


Mr. Buck and Mr. Mulholland are Directors of the Fund and are considered "interested persons" as defined by the Investment Company Act of 1940. Mr. Mulholland is an interested person insofar as he is President and owner of the Fund's Investment Adviser. Mr. Buck is not an independent director as long as he or his law firm provides legal advice to the Fund for compensation. Additionally, Mr. Buck's sister Lesley Buck, is the Operations Officer of Matthew 25 Management Corp.




ITEM 2.  CODE OF ETHICS.

Not applicable to Semi-Annual Reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to Sem-Annual Reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to Semi-Annual Reports.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.


ITEM 6.  [RESERVED.]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.


ITEM 10.  CONTROLS AND PROCEDURES.

a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10.  EXHIBITS.

(a)(1)  Code of Ethics - not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.





SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Matthew 25 Fund

By /s/ Mark Mulholland

     Mark Mulholland
     President
     Principal Executive Officer and Principal Financial Officer


Date 8/11/04




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/ Mark Mulholland

     Mark Mulholland
     President
     Principal Executive Officer and Principal Financial Officer

Date 8/11/04